UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2007

USAA
EAGLE
LOGO (R)


                             USAA VIRGINIA BOND Fund


                      1ST QUARTER Portfolio of Investments


                                 June 30, 2007

                                                                      (Form N-Q)

48502-0807                                    (C)2007, USAA. All rights reserved
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                         of INVESTMENTS


USAA VIRGINIA BOND FUND
JUNE 30, 2007 (UNAUDITED)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)     Principal and interest  payments are insured by one of the  following:
          AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holding Ltd., MBIA Insurance Corp., or Radian Asset Assurance Inc.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Merrill Lynch & Co.

(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Merrill Lynch & Co.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
BAN         Bond Anticipation Note
COP         Certificate of Participation
CP          Commercial Paper
EDA         Economic Development Authority
GO          General Obligation
IDA         Industrial Development Authority/Agency
MFH         Multifamily Housing
P-FLOAT     Puttable Floating Option Tax-Exempt Receipts
PRE         Prerefunded to a date prior to maturity
RB          Revenue Bond

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  P O R T F O L I O
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                      of INVESTMENTS (in thousands)


USAA VIRGINIA BOND FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                 COUPON             FINAL
   AMOUNT   SECURITY                                                        RATE          MATURITY           VALUE
 -----------------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (97.2%)
            VIRGINIA (95.0%)
            Abingdon Town IDA Hospital RB,
$   3,305          Series 1998                                              5.25%        7/01/2016         $ 3,372
    1,360          Series 1998                                              5.38         7/01/2028           1,382
    2,500   Albemarle County IDA Residential Care Facility Mortgage
                   RB, Series 2007                                          5.00         1/01/2031           2,498
    2,505   Alexandria IDA Educational Facilities RB, Series 1999
                   (PRE)                                                    5.88         1/01/2023           2,602
            Alexandria IDA RB,
    5,755          Series 2000A (INS) (PRE)                                 5.90        10/01/2020           6,159
   12,480          Series 2000A (INS) (PRE)                                 5.90        10/01/2030          13,355
            Amherst IDA Educational Facilities RB,
    1,000          Series 2006                                              5.00         9/01/2026           1,007
    2,000          Series 2006                                              4.75         9/01/2030           1,916
    5,310   Bedford County EDA Lease RB, Series 2006 (INS)                  5.25         5/01/2031           5,643
    8,065   Biotechnology Research Park Auth. RB, Series 2001               5.00         9/01/2021           8,320
            College Building Auth. Educational Facilities RB,
    1,390          Series 2000 (Hampton Univ.)  (PRE)                       5.80         4/01/2016           1,470
    1,000          Series 2000 (Hampton Univ.)  (PRE)                       6.00         4/01/2020           1,063
    6,215          Series 2000A                                             5.00         9/01/2019           6,369
    6,530          Series 2000A                                             5.00         9/01/2020           6,696
    5,000          Series 2006                                              5.00         6/01/2029           5,018
   15,000          Series 2006                                              5.00         6/01/2036          14,864
    5,400   Commonwealth Housing Development Auth. Mortgage Bonds,
                   Series 2005E, Subseries  E-1                             4.60         4/01/2028           5,318
    4,005   Commonwealth Port Auth. RB, Series 2005B                        5.00         7/01/2030           4,140
    3,270   Dinwiddie County IDA RB, Series B (INS)                         5.00         2/15/2034           3,341
    2,500   Fairfax County Economic Development Auth.
                 Transportation Contract RB, Series 2004 (INS)              5.00         4/01/2033           2,576
    6,100   Fairfax County EDA Lease RB, Series 2006                        5.00         5/15/2025           6,350
            Fairfax County EDA RB,
   12,700          Series 2004 (INS)                                        5.00         4/01/2029          13,114
    7,980          Series 2005                                              5.00         1/15/2030           8,235
    6,150          Series 2005                                              5.00         4/01/2032           6,335
   11,090          Series 2005                                              5.00         1/15/2035          11,409
    5,750          Series A                                                 4.88        10/01/2036           5,601
            Fairfax County EDA Residential Care Facilities
            Mortgage RB,
   3,500           Series 2007                                              5.00        10/01/2027           3,498
   5,500           Series 2007                                              5.13        10/01/2037           5,530
   2,000    Fairfax County Redevelopment and Housing Auth. MFH RB,
                  Series 1996A                                              6.00        12/15/2028           2,066
            Fairfax County Water Auth. RB,
    5,235          Series 2000  (PRE)                                       5.63         4/01/2025           5,519
    1,000          Series 2000  (PRE)                                       5.75         4/01/2030           1,057
            Fairfax School Bonds GO,
    1,740          Series 2005                                              4.75         1/15/2030           1,757

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                      of INVESTMENTS (in thousands)
                      (continued)

USAA VIRGINIA BOND FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                 COUPON             FINAL
   AMOUNT   SECURITY                                                        RATE          MATURITY           VALUE
 -----------------------------------------------------------------------------------------------------------------
$  11,145          Series 2005 (INS)                                        4.75%        1/15/2035        $ 11,219
    1,255          Series 2005                                              4.75         1/15/2036           1,262
            Farms of New Kent Community Development Auth. Special
                   Assessment Bonds,
    3,105          Series 2006B                                             5.45         3/01/2036           3,098
    2,000          Series 2006C                                             5.80         3/01/2036           1,990
   12,275   Fauquier County IDA Hospital RB, Series 2002 (INS)              5.25        10/01/2025          12,788
    6,195   Frederick County IDA Lease RB, Series 2006 (INS)                4.75         6/15/2036           6,190
    2,500   Fredericksburg City EDA Hospital Facilities Revenue &
                   Refunding Bonds, Series 2007                             5.25         6/15/2023           2,609
    7,500   Front Royal & Warren County IDA Lease RB, Series B
                   (INS)                                                    5.00         4/01/2029           7,714
    8,370   Galax IDA Hospital RB, Series 1995 (INS)                        5.75         9/01/2020           8,390
    9,030   Hampton Convention Center RB, Series 2002A (INS)                5.25         1/15/2023           9,476
    1,255   Hampton Redevelopment and Housing Auth. RB, Series
                   1996A                                                    6.00         1/20/2026           1,278
   12,185   Hanover County IDA Bon Secours Health System Hospital
                   RB, Series 1995 (INS)                                    6.38         8/15/2018          13,883
   11,000   Harrisonburg IDA Hospital RB, Series 2006 (INS)                 4.50         8/15/2039          10,355
            Henrico County EDA Mortgage RB,
    1,450          Series 2006                                              5.00        10/01/2027           1,449
    1,750          Series 2006                                              5.00        10/01/2035           1,730
    9,750   Henrico County EDA RB, Bon Secours Health System,
                   Series 2002A                                             5.60        11/15/2030          10,153
   10,000   Henrico County Water and Sewer System RB, Series 2006A          5.00         5/01/2036          10,364
    4,105   Housing Development Auth. Rental Housing Bonds, Series
                   2006C                                                    4.50         1/01/2039           3,871
    3,500   Isle of Wight County IDA RB, Series 2000A                       5.85         1/01/2018           3,654
    1,000   King George County IDA Lease RB, Series 2004 (INS)              5.00         3/01/2032           1,026
   15,180   Loudoun County Sanitation Auth. Water and Sewer System
                   RB, Series 2004                                          5.00         1/01/2033          15,683
    1,545   Lynchburg GO Public Improvement BAN, Series 2000  (PRE)         5.75         6/01/2030           1,638
    7,000   Metropolitan Washington Airports Auth. RB, Series 1997A
                   (INS) (PRE)                                              5.38        10/01/2023           7,097
    2,440   Montgomery County IDA RB, Series 2000B (INS) (PRE)              5.50         1/15/2022           2,585
    5,245   Newport News EDA RB, Series 2006                                5.00         7/01/2031           5,447
            Newport News GO,
    3,170          Series 2000A  (PRE)                                      5.75         5/01/2018           3,385
    6,750          Series 2000A  (PRE)                                      5.75         5/01/2020           7,208
    1,850   Norfolk Redevelopment and Housing Auth. RB, Series
                   1999                                                     5.50        11/01/2019           1,946
    2,815   Powhatan County EDA Lease RB, Series 2007 (INS)                 5.00         3/15/2032           2,917
    1,620   Prince William County COP, Series 2006A (INS)                   5.00         9/01/2024           1,688
            Prince William County IDA Educational Facilities RB,
    1,695          Series 2003                                              5.00        10/01/2018           1,732

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                      of INVESTMENTS (in thousands)
                      (continued)

USAA VIRGINIA BOND FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                 COUPON             FINAL
   AMOUNT   SECURITY                                                        RATE          MATURITY           VALUE
 -----------------------------------------------------------------------------------------------------------------
$   3,985          Series 2003                                              5.38%       10/01/2023         $ 4,151
    7,500          Series 2003                                              5.50        10/01/2033           7,827
            Prince William County IDA Potomac Hospital RB,
    1,210          Series 2003                                              5.50        10/01/2017           1,287
    1,350          Series 2003                                              5.50        10/01/2019           1,428
            Prince William County IDA Residential Care Facility RB,
    3,370          Series 2006                                              4.88         1/01/2020           3,356
    4,750          Series 2006                                              5.13         1/01/2026           4,802
    4,000   Prince William County Service Auth. Water RB, Series
                   1999 (INS) (PRE)                                         5.60         7/01/2024           4,175
            Public School Auth. Financing GO,
    4,645          Series 1999B  (PRE)                                      6.00         8/01/2019           4,888
   10,585          Series 2000A  (PRE)                                      5.50         8/01/2020          11,175
            Rappahannock Regional Jail Auth. RB,
    5,310          Series 2006 (INS)                                        4.75        12/01/2031           5,328
    6,280          Series 2006 (INS)                                        4.50        12/01/2036           6,014
    1,790   Resources Auth. Clean Water RB, Series 1999  (PRE)              5.63        10/01/2022           1,885
            Resources Auth. Infrastructure RB,
    3,945          Series 2005C (Pooled Financing Program)                  4.75        11/01/2035           3,965
    3,700          Series 2006A (Pooled Financing Program)                  5.00        11/01/2031           3,847
    2,845          Series 2006C (Pooled Financing Program)                  4.38        11/01/2031           2,683
    2,000          Series 2006C (Pooled Financing Program)                  4.38        11/01/2036           1,867
   11,135   Resources Auth. Water and Sewer RB, Goochland,
                   Series 2002                                              5.00        11/01/2035          11,444
    2,150   Reynolds Crossing Community Development Auth. Special
                   Assessment RB, Series 2007                               5.10         3/01/2021           2,155
            Richmond Convention Center Auth. RB,
    6,295          Series 2000  (PRE)                                       6.13         6/15/2020           6,736
   14,750          Series 2000  (PRE)                                       6.13         6/15/2025          15,784
    5,000   Richmond Public Utility Revenue & Refunding Bonds,
                   Series 2007A (INS)                                       4.50         1/15/2033           4,831
    6,345   Spotsylvania County EDA RB, Series 2005 (INS)                   5.00         2/01/2031           6,545
            Stafford County and City of Stauton IDA RB,
    7,400          Series 2006A (INS)                                       5.25         8/01/2031           7,887
   16,155          Series 2006A (INS)                                       5.25         8/01/2036          17,155
   10,000   Tobacco Settlement Financing Corp. Current Interest
                   Bonds, Series 2007B-1                                    5.00         6/01/2047           9,576
            University of Virginia General Revenue Pledge Bond,
   10,850          Series 2003B                                             5.00         6/01/2027          11,189
    2,000          Series 2005                                              5.00         6/01/2037           2,072
    1,000   Virginia Beach Development Auth. Residential and Health
                   Care Facility RB, Series 1997                            6.15         7/01/2027           1,021
   10,395   Virginia Beach Water and Sewer System RB, Series 2000
                   (PRE)                                                    5.50         8/01/2025          10,882
                                                                                                   ---------------
                                                                                                           517,360
                                                                                                   ---------------
            PUERTO RICO (2.2%)

    1,250   Government Development Bank CP                                  4.25         7/06/2007           1,250

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                      of INVESTMENTS (in thousands)
                      (continued)

USAA VIRGINIA BOND FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                 COUPON             FINAL          MARKET
   AMOUNT   SECURITY                                                        RATE          MATURITY           VALUE
 -----------------------------------------------------------------------------------------------------------------
$  10,000   Public Improvement GO, Series 2006B                             5.25%        7/01/2032        $ 10,434
                                                                                                   ---------------
                                                                                                            11,684
                                                                                                   ---------------
            Total Fixed-Rate Instruments (cost: $518,195)                                                  529,044
                                                                                                   ---------------

            VARIABLE-RATE DEMAND NOTES (1.5%)

            VIRGINIA (1.5%)

    8,000   Harrisonburg Redevelopment and Housing Auth. RB, Series
                  1985, P-FLOAT, Series MT 323 (LIQ)(NBGA)
                  (a)(cost:  $8,000)                                        3.82         2/01/2026           8,000
                                                                                                   ---------------


            TOTAL INVESTMENTS (COST: $526,195)                                                     $       537,044
                                                                                                   ---------------

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                  to Portfolio of INVESTMENTS


USAA VIRGINIA BOND FUND
JUNE 30, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
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                  to Portfolio of INVESTMENTS
                  (continued)

USAA VIRGINIA BOND FUND
JUNE 30, 2007 (UNAUDITED)


B. As of June 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2007, were $13,630,000 and $2,781,000, respectively, resulting in net unrealized appreciation of $10,849,000.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $544,354,000 at June 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.



SPECIFIC NOTES
(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended JUNE 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 27, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 29, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    AUGUST 28, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.